Interim Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Series A Convertible Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2022		$ 11	$ 111,869	$ (50,509)	$ 61,371		$ 61,371
Beginning balance, shares at Dec. 31, 2022	449,473	10,614,319
Conversion of Series A Convertible Preferred Shares to common stock
Conversion of Series A Convertible Preferred Shares to common stock, shares	(45,642)	203,924
Preferred stock dividends paid				(405)	(405)		(405)
Common stock re-purchase program			(91)		(91)		(91)
Common stock re-purchase program, shares		(23,431)
Restricted common stock grants			48		48		48
Net income				11,870	11,870		11,870
Ending balance, value at Jun. 30, 2023		$ 11	111,826	(39,044)	72,793		72,793
Ending balance, shares at Jun. 30, 2023	403,831	10,794,812
Beginning balance, value at Dec. 31, 2023		$ 11	110,799	(14,270)	96,540	4,319	100,859
Beginning balance, shares at Dec. 31, 2023	403,631	10,542,547
Preferred stock dividends paid				(391)	(391)		(391)
Common stock re-purchase program			(380)		(380)		(380)
Common stock re-purchase program, shares		(83,780)
Restricted common stock grants			17		17		17
Net income				8,842	8,842	53	8,895
Common stock issued for vessel acquisition			1,382		1,382		1,382
Deemed dividend			(5,325)		(5,325)	(3,550)	(8,875)
Contributions from non-controlling interest						5,880	5,880
Partial redemption of Series A Convertible Preferred shares			(2,500)		(2,500)		(2,500)
Partial redemption of Series A Convertible Preferred shares, shares	(100,000)
Ending balance, value at Jun. 30, 2024		$ 11	$ 103,993	$ (5,819)	$ 98,185	$ 6,702	$ 104,887
Ending balance, shares at Jun. 30, 2024	303,631	10,458,767